Note 15 - Stock-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
15.	STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

In October 1999, the Board adopted the 1999 Employee Stock Purchase Plan (“1999 Purchase Plan”), which was approved by the shareholders prior to the consummation of its initial public offering in August 2000. A total of 50,000,000 ordinary shares were reserved for issuance under the 1999 Purchase Plan, plus annual increases on January 1 of each year, commencing in 2001, up to 40,000,000 shares as approved by the Board. In June 2008, an additional 20,000,000 shares were reserved for issuance as also approved by the Board. The 1999 Purchase Plan was subject to adjustment in the event of a stock split, stock dividend or other similar changes in ordinary shares or capital structure.

The 1999 Purchase Plan permitted eligible employees to purchase ordinary shares through payroll deductions, which may range from 1% to 10% of an employee’s regular base pay. Beginning November 1, 2005, the 1999 Purchase Plan was implemented through consecutive offer periods of 3 months’ duration commencing on the first day of February, May, August and November. Under the 1999 Purchase Plan, ordinary shares may be purchased at a price equal to the lesser of 90% of the fair market value of the Company’s ordinary shares on the date of grant of the option to purchase (which is the first day of the offer period) or 90% of the fair market value of the Company’s ordinary shares on the applicable exercise date (which is the last day of the offer period). Employees may have elected to discontinue their participation in the purchase plan at any time; however, all of the employee’s payroll deductions previously credited to the employee’s account will be applied to the exercise of the employee’s option on the next exercise date. Participation ends automatically on termination of employment with the Company. If not terminated earlier, the 1999 Purchase Plan had a term of 10 years. By 2009, 10,685,400 ordinary shares had been purchased under the 1999 Purchase Plan.

As approved by the EGM held on May 30, 2009, the Company adopted the 2009 Employee Stock Purchase Plan (“2009 Purchase Plan”) along with the Company delisting from SEHK in September 2009. The 2009 Purchase Plan succeeded the 1999 Purchas Plan, and the terms and provisions of 2009 Purchase Plan are generally the same as the 1999 Purchase Plan. The 2009 Purchase Plan has a term of 10 years, if not terminated earlier. A total of 25,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan starting November 2009. As approved by the Annual General Meeting of Shareholders (“AGM”) held on June 22, 2012, additional 15,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan. From 2013 to 2015, 16,164,150 ordinary shares had been purchased under the 2009 Purchase Plan.

Stock Option Plans

In 1997, the Board adopted the 1997 Stock Plan, and in 1999, adopted the 1999 Stock Incentive Plan. The plans provide for the granting of stock options to employees, directors and consultants of the Company.

Under the 1997 Stock Plan, the Board reserved 185,000,000 ordinary shares for issuance. After the completion of an initial public offering, no further options were granted under the 1997 Stock Plan. Under the 1999 Stock Incentive Plan, the maximum aggregate number of shares available for grant was 150,000,000 ordinary shares plus an annual increase on January 1 of each year, which commenced in 2001, equal to the lesser of 75,000,000 shares or 4% of the outstanding ordinary shares on the last day of the preceding fiscal year or a smaller number determined by the plan administrator. As of December 31, 2015, the number of options outstanding and exercisable was 722,300 and 722,300, respectively, under the 1999 Stock Incentive Plan.

The Board adopted the 2005 Share Option Plan (“2005 SOP”), which was effective on March 2, 2006, the date the Company completed the listing on the SEHK. The adoption of the 2005 SOP also resulted in the Board terminating the 1997 Stock Plan and 1999 Stock Incentive Plan. The Company began issuing stock options solely under the 2005 SOP for up to 100,000,000 ordinary shares. As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 100,000,000 to 175,000,000 shares. The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK in 2009. As approved by the AGM held on June 22, 2012, additional 50,000,000 ordinary shares were reserved for issuance under the 2005 SOP. Under the terms of the 2005 SOP, stock options are generally granted at fair market value of the Company’s ordinary shares. The stock options have a contractual term of 8 years from the date of grant and vest over a requisite service period of 4 years. As of December 31, 2015, the number of options outstanding and exercisable was 176,806,500 and 126,404,750, respectively, under the 2005 SOP. In 2015, the Board adopted the 2015 Stock Incentive Plan, which was approved by the Shareholders in July 2015, and replaced the 2005 SOP after it expired on March 2, 2016.

A summary of the Company’s stock option activity under the plans as of December 31, 2015, and changes during the year then ended is presented as follows:

	Number of Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value

Outstanding Options, January 1, 2015	228,666,600	$0.1345
Granted	43,263,900	$0.0501
Exercised	(677,100)	$0.0460
Forfeited or expired	(93,724,600)	$0.1938

Outstanding Options, December 31, 2015	177,528,800	$0.0869	4.18	$-

Vested and Expected to Vest Options at December 31, 2015	175,617,560	$0.0831	4.16	$-

Exercisable Options at December 31, 2015	127,127,050	$0.0944	3.21	$-

The total intrinsic value of options exercised during the years ended December 31, 2015, 2014, and 2013 was $2,000, $13,000, and $9,000, respectively.

The following table summarizes information about outstanding and vested stock options:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable and Vested	Weighted Average Exercise Price

$0.0454 - $0.0506	46,740,200	3.57	$0.0476	32,034,900	$0.0467
$0.0522 - $0.0750	40,027,700	5.61	$0.0663	24,111,300	$0.0653
$0.0776 - $0.0940	31,246,750	6.16	$0.0826	12,323,500	$0.0863
$0.0948 - $0.1276	33,915,300	3.25	$0.1124	33,058,500	$0.1125
$0.1320 - $0.2176	25,598,850	1.90	$0.1621	25,598,850	$0.1621

Balance, December 31, 2015	177,528,800	4.18	$0.0869	127,127,050	$0.0944

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model that use the assumptions in the following table. Risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant. The Company uses the simplified method to estimate the expected life because the options are considered as plain vanilla share-based payment awards. Expected volatilities are based on historical volatility of stock prices for a period equal to the options’ expected term. The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future.

	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2015			2014			2013			2015			2014			2013

Risk-free interest rate	1.18%	-	1.50%	1.49%	-	1.76%	0.68%	-	1.75%	0.01%	-	0.08%	0.02%	-	0.05%	0.04%	-	0.06%
Expected life (years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	33%	-	36%	34%	-	37%	40%	-	48%	35%	-	48%	30%	-	45%	24%	-	40%
Dividend		-			-			-			-			-			-

The weighted-average grant-date fair value of options granted during the years ended December 31, 2015, 2014, and 2013 was $0.0127, $0.0245, and $0.0263 respectively. The weighted-average fair value of options granted under the 2009 Purchase Plan during the years ended December 31, 2015, 2014, and 2013 was $0.008, $0.0104, and $0.0106, respectively.

Share Incentive Plan

The Board adopted the 2005 Share Incentive Plan (“2005 SIP”), which was effective on March 2, 2006, the date the Company completed the SEHK listing. The 2005 SIP provides for the grant of restricted shares, RSU, share appreciation rights and dividend equivalent rights (collectively referred to as “Awards”) up to 75,000,000 ordinary shares. As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 75,000,000 to 125,000,000 shares. The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK. As approved by the AGM held on June 22, 2012, an additional 62,500,000 ordinary shares were reserved for issuance under the 2005 SIP. Awards may be granted to employees, directors and consultants. The RSUs vest over a requisite service period of 4 years. In 2015, the Board adopted the 2015 Stock Incentive Plan, which was approved by the Shareholders in July 2015, and replaced the 2005 SIP after it expired on March 2, 2016.

A summary of the status of the Company’s RSUs as of December 31, 2015, and changes during the year ended December 31, 2015, is presented as follows:

	Number of Outstanding Awards	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2015	46,823,850	$0.0710
Granted	24,979,250	$0.0491
Vested	(15,728,550)	$0.0792
Forfeited and expired	(5,466,200)	$0.0602

Nonvested at December 31, 2015	50,608,350	$0.0588

As of December 31, 2015, there was $2,534,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans including stock options and RSUs. The cost is expected to be recognized over a weighted-average period of 2.31 years. The total fair value of RSUs vested during the years ended December 31, 2015, 2014, and 2013 was $1,246,000, $1,189,000, and $1,321,000, respectively.

Cash received from option exercise under all share-based payment arrangements for the years ended December 31, 2015, 2014, and 2013 was $211,000, $302,000, and $360,000, respectively.

Ordinary Shares Reserved

As of December 31, 2015, ordinary shares reserved for future issuance were as follows:

Outstanding stock options	177,528,800
Outstanding RSUs	50,608,350
Shares reserved for future stock option grants	38,764,950
Shares reserved for Employee Stock Purchase Plan	5,501,800
Shares reserved for Awards	36,056,850

308,460,750

Shares issued for the exercise of stock options, Employee Stock Purchase Plan and shares vested under restricted stock units are from the treasury shares.